Commitments And Contingencies (Nuclear Insurance) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Long-term Purchase Commitment [Line Items]
Humboldt Bay Unit 3 liability insurance	$ 53
Coverage for purchased public liability insurance, per incident	375
Diablo Canyon [Member]
Long-term Purchase Commitment [Line Items]
Maximum public liability per nuclear incident under Price-Anderson Act	13,600
Maximum available public liability insurance for Diablo Canyon as required by Price-Anderson Act	375
Maximum public liability claims amount per nuclear event	13,600
Maximum total payment incurred per event under the loss sharing program	255
Maximum annual payment incurred per event under the loss sharing program	38
Diablo Canyon [Member] | Nuclear Incident [Member]
Long-term Purchase Commitment [Line Items]
Amount of property damage and business interruption coverage provided by NEIL for Diablo Canyon	3,200
Diablo Canyon [Member] | Non Nuclear Incident [Member]
Long-term Purchase Commitment [Line Items]
Amount of property damage and business interruption coverage provided by NEIL for Diablo Canyon	2,000
Humboldt Bay Unit [Member]
Long-term Purchase Commitment [Line Items]
Amount of property damage coverage provided by NEIL	131
Amount of indemnification from the NRC for public liability arising from nuclear incidents	500
Amount of liability insurance for Humboldt bay Unit 3	$ 53